LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Right of use assets	$ 180,106	$ 219,134
Gross carrying amount [member]
Statement [Line Items]
Right of use assets	349,131	364,968
Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(169,025)	(145,834)
Land [Member]
Statement [Line Items]
Right of use assets	72,384	60,761
Land [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	94,283	74,047
Land [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(21,899)	(13,286)
Buildings [member]
Statement [Line Items]
Right of use assets	20,682	19,954
Buildings [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	32,625	30,443
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(11,943)	(10,489)
Plant and equipment [member]
Statement [Line Items]
Right of use assets	17,198	24,035
Plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	31,235	67,662
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(14,037)	(43,627)
Information technology equipment [Member]
Statement [Line Items]
Right of use assets	224	380
Information technology equipment [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	652	798
Information technology equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(428)	(418)
Fixtures and fittings [member]
Statement [Line Items]
Right of use assets	218	698
Fixtures and fittings [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	1,512	1,636
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(1,294)	(938)
Motor vehicles [member]
Statement [Line Items]
Right of use assets	55,093	92,951
Motor vehicles [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	168,682	168,808
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(113,589)	(75,857)
Other property, plant and equipment [member]
Statement [Line Items]
Right of use assets	14,307	20,355
Other property, plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	20,142	21,574
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	$ (5,835)	$ (1,219)